Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and temporary investments, net	$ 217	$ 414
Accounts receivable	1,835	1,600
Income and other taxes receivable	102	3
Inventories	334	376
Contract assets	859	860
Prepaid expenses	653	539
Current derivative assets	10	49
Total	4,010	3,841
Non-current assets
Property, plant and equipment, net	13,549	12,091
Intangible assets, net	11,965	10,934
Goodwill, net	4,888	4,747
Contract assets	422	458
Other long-term assets	919	986
Total	31,743	29,216
Total	35,753	33,057
Current liabilities
Short-term borrowings	100	100
Accounts payable and accrued liabilities	2,797	2,570
Income and other taxes payable	48	218
Dividends payable	339	326
Advance billings and customer deposits	665	656
Provisions	93	129
Current maturities of long-term debt	1,564	836
Current derivative liabilities	5	9
Total	5,611	4,844
Non-current liabilities
Provisions	690	728
Long-term debt	15,015	13,265
Other long-term liabilities	738	731
Deferred income taxes	3,103	3,148
Total	19,546	17,872
Liabilities	25,157	22,716
Owners' equity
Common equity	10,504	10,259
Non-controlling interests	92	82
Total	10,596	10,341
Total	35,753	33,057
Contingent Liabilities